Accrued Liabilities	3 Months Ended
Mar. 31, 2012
Accrued Liabilities [Abstract]
Accrued Liabilities

10. Accrued Liabilities

Accrued liabilities consisted of the following at March 31, 2012 and December 31, 2011:

	Successor
	March 31, 2012	December 31, 2011
Employee-related costs and benefits	$20.8	$26.3
Sales rebates	7.9	8.2
Taxes other than income taxes	4.4	5.2
Interest	4.0	1.3
Asset retirement obligations	0.7	0.9
Reserves for environmental remediation and restoration	0.1	0.1
Other	3.6	3.7

Total	$41.5	$45.7